OTHER OPERATING GAINS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating Income (Loss) [Abstract]
Loss on termination of vessel lease	$ (431)	$ 0
Gain on sale of vessels	6,055	0
Gain on settlement of claim	1,202	0
Gain on pool arrangements	248	1,048
Other gains	8	85
Other operating gains	$ 7,082	$ 1,133